Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014
Assets
Cash and cash equivalents		¥ 2,160,335	¥ 1,315,408	¥ 1,439,786	¥ 1,489,792
Trading assets
Derivatives	[1]	1,459,000	1,586,000
Private equity investments		47,732	48,727
Securities purchased under agreements to resell		9,503,325	8,481,474
Office buildings, land, equipment and facilities		388,620	401,069
Other		918,069	822,566
Trading liabilities
Derivatives	[1]	1,262,000	1,325,000
Securities sold under agreements to repurchase		14,763,066	12,217,144
Borrowings
Long-term borrowings		8,293,712	8,336,296
Variable Interest Entity, primary beneficiary [Member]
Assets
Cash and cash equivalents		11,000	9,000
Trading assets
Equities		458,000	461,000
Debt securities		476,000	473,000
CMBS and RMBS		42,000	71,000
Derivatives		1,000	2,000
Private equity investments		1,000	1,000
Securities purchased under agreements to resell		0	1,000
Office buildings, land, equipment and facilities		14,000	15,000
Other		16,000	24,000
Total		1,019,000	1,057,000
Trading liabilities
Debt securities		0	1,000
Derivatives		¥ 3,000	11,000
Securities sold under agreements to repurchase			1,000
Borrowings
Long-term borrowings		¥ 738,000	750,000
Other		5,000	2,000
Total		¥ 746,000	¥ 765,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.